Subsequent Event	6 Months Ended
Jul. 31, 2021
Subsequent Events [Abstract]
Subsequent Event	16. Subsequent Event
Subsequent to July 31,2021, we completed an agreement for the sale of lease pool equipment reported as Assets Held for Sale (see Note 3—“Assets Held for Sale and Discontinued Operations” for additional details) in our condensed consolidated financial statements. Under the terms of the agreement the Company will receive total proceeds of approximately
$4.5 million, with approximately $2.5 million paid at closing and the balance of approximately $2.0 million paid before the end of fiscal 2022.